Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements of Income [Abstract]
Sales	$ 5,043	$ 5,271	$ 5,556
Cost of sales	3,553	3,454	3,702
Gross profit	1,490	1,817	1,854
Selling, transport and marketing expenses	766	767	798
General and administrative expenses	232	254	257
Research and development expenses	54	50	55
Other expenses	256	30	84
Other income	(20)	(40)	(859)
Operating income (loss)	202	756	1,519
Finance expenses	219	220	214
Finance income	(61)	(91)	(56)
Finance expenses, net	158	129	158
Share in earnings of equity-accounted investees	5	1	3
Income before income taxes	49	628	1,364
Provision for income taxes	25	147	129
Net income	24	481	1,235
Net income (loss) attributable to the non-controlling interests	13	6	(5)
Net income attributable to the shareholders of the Company	$ 11	$ 475	$ 1,240
Earnings per share attributable to the shareholders of the Company
Basic earnings per share (in $)	$ 0.01	$ 0.37	$ 0.97
Diluted earnings per share (in $)	$ 0.01	$ 0.37	$ 0.97
Weighted-average number of ordinary shares outstanding
Basic (in thousands)	1,280,026	1,278,950	1,277,209
Diluted (in thousands)	1,280,273	1,282,056	1,279,781